Subsequent events - Public buy-out (Details) - Major business combination [member] - Orange Business Services SA and its subsidiaries [member] - € / shares	Feb. 12, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Public buy out offer price per share	€ 7.93
Interest rate (as a percent)		93.60%